DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Mar. 26, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of the conversion feature	$ 180,004	$ 632,143
Debt instrument face amount	184,124	738,850
Accrued interest	20,851	101,884
Other fees	1,000	4,750
Fair value of the derivatives issued	638,936	632,144	$ 178,464,388
Loss on the change in derivatives	30,039,479	139,038,754
Fair value of the derivative liability	$ 73,395	$ 148,590,100